NOTES PAYABLE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Repayment of principal	$ (50,000)	$ 0	$ (208,359)	$ 0
Repayment of interest	(2,975)	0	(79,259)	0
Repayment	0	(12,319)	(200,000)	0
Demand Notes payable [Member]
Balance	51,479	$ 330,600	330,600	0
Acquisition of IMT (Note 4)				324,894
Accrued interest	1,496		8,497	5,706
Repayment of principal			(208,359)
Repayment of interest			(79,259)
Repayment	(52,975)
Balance	$ 0		$ 51,479	$ 330,600